UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income		$ (177)	$ (24,230)	$ 24,390	$ (11,239)
Other comprehensive income (loss):
Unrealized net gain (loss) on qualifying cash flow hedging instruments	[1]	494	513	(35)	1,751
Unrealized gain (loss) on investment in available-for-sale securities	[2]	(3,704)	61,425	(24,383)	58,333
Other comprehensive income		(3,210)	61,938	(24,418)	60,084
Comprehensive income		(3,387)	37,708	(28)	48,845
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent [Abstract]
Stockholders of Golar LNG Limited		(5,773)	37,708	(5,063)	48,845
Non-controlling interests		$ 2,386	$ 0	$ 5,035	$ 0

[1]	Includes share of net gain of $0.2 million and loss of $0.6 million for the six months ended June 30, 2015 and 2014, respectively on qualifying cash flow hedging instruments held by an affiliate.
[2]	Included in the net unrealized loss on investment in available-for-sale securities for the six months ended June 30, 2015 is a gain of $12.9 million reclassified out of Accumulated Other Comprehensive Income to the Statement of Operations in relation to the part disposal of our interest in Golar Partners (See note 15).